MASTER TRUST - Statement of Changes in Net Assets (Details) - EBP 002 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation of investments	$ 10,998
Amounts received from participating plan	3,764
Deductions:
Amounts paid to participating plan	8,310
NET INCREASE	6,500
Beginning of year	73,910
End of year	80,410
Master Trust
EBP, Master Trust [Line Items]
Net appreciation of investments	10,476
Interest income	461
Dividend income	170
Investment income	631
Net investment income	11,107
Amounts received from participating plan	4,032
Deductions:
Amounts paid to participating plan	8,603
Investment and administration expenses	109
Total deductions	8,712
NET INCREASE	6,427
Beginning of year	73,154
End of year	$ 79,581